Business developments - Business developments (Details 5) - CHF (SFr) SFr in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Subsidiary, Sale of Stock [Line Items]
Net revenues	SFr 17,102	SFr 8,130
Total operating expenses	SFr 13,946	SFr 9,931